Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Change in group's intangible assets
Changes in the Group’s intangible assets in 2018 and 2017 were as follows:

	Goodwill	Software	Others	Total
At January 1, 2017
Cost	13,405	5,406	2,671	21,482
Accumulated amortization	—	(2,505)	(1,725)	(4,230)
Net book amount	13,405	2,901	946	17,252
Year ended December 31, 2017
Opening net book amount	13,405	2,901	946	17,252
Exchange differences	(993)	(244)	(10)	(1,247)
Additions	—	2,089	34	2,123
Amortization charge (i)	—	(895)	(41)	(936)
Closing net book amount	12,412	3,851	929	17,192
At December 31, 2017
Cost	12,412	7,251	2,695	22,358
Accumulated amortization	—	(3,400)	(1,766)	(5,166)
Net book amount	12,412	3,851	929	17,192
Year ended December 31, 2018
Opening net book amount	12,412	3,851	929	17,192
Adjustment of opening net book amount for the application of IAS 29 (Note 33)	15,554	836	—	16,390
Exchange differences	(6,616)	(1,139)	(20)	(7,775)
Additions	—	3,217	105	3,322
Amortization charge (i)	—	(1,168)	(52)	(1,220)
Closing net book amount	21,350	5,597	962	27,909
At December 31, 2018
Cost	21,350	10,163	2,781	34,294
Accumulated amortization	—	(4,566)	(1,819)	(6,385)
Net book amount	21,350	5,597	962	27,909

(i)
Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the years ended December 31, 2018 and 2017, respectively. There were no impairment charges for any of the years presented (see Note 32 (a)).